Note 4 - Accounts Receivable (Details Narrative) - USD ($)	Nov. 30, 2019	Nov. 30, 2018
Receivables [Abstract]
Account receivable	$ 177,202	$ 305,912
Allowance for doubtful accounts	$ 0	$ 66,849